Outstanding Common Stock Equivalents That Were Anti-Dilutive (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Weighted average exercise price for anti-dilutive options	$ 17.12	$ 7.90
Exercise price of warrants issued	$ 22.50	$ 22.50